Operating expenses - Personnel costs and headcount (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Operating expenses
Number of employees | employee	119	123	113
Wages, salaries and similar costs	€ (12,081)	€ (11,007)	€ (9,814)
Payroll taxes	(3,491)	(3,376)	(3,069)
Provisions for retirement benefit obligations	(193)	(183)	(231)
Sharebased compensation expense	(3,580)	(3,969)	(2,218)
Total personnel costs	€ (19,345)	(18,535)	(15,332)
Inventiva S.A
Operating expenses
Number of employees | employee	110
Inventiva Inc.
Operating expenses
Number of employees | employee	9
Research and development costs
Operating expenses
Wages, salaries and similar costs	€ (8,493)	(8,376)	(7,382)
Payroll taxes	(2,343)	(2,394)	(2,213)
Provisions for retirement benefit obligations	(124)	(124)	(157)
Sharebased compensation expense	(2,345)	(2,673)	(1,397)
Total personnel costs	(13,305)	(13,568)	(11,149)
Marketing - Business development expenses
Operating expenses
Wages, salaries and similar costs	(212)	(181)	(190)
Payroll taxes	(16)	(19)	(16)
Sharebased compensation expense	(41)	(25)	(13)
Total personnel costs	(269)	(224)	(219)
General and administrative expenses
Operating expenses
Wages, salaries and similar costs	(3,376)	(2,450)	(2,242)
Payroll taxes	(1,132)	(963)	(841)
Provisions for retirement benefit obligations	(69)	(58)	(73)
Sharebased compensation expense	(1,194)	(1,272)	(808)
Total personnel costs	€ (5,771)	€ (4,743)	€ (3,964)